INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INVENTORIES [Abstract]
Media products	$ 181,466	1,130,552	1,191,011
General merchandise	54,001	336,430	378,499
Packing materials and others	2,985	18,597	13,773
Inventories, total	$ 238,452	1,485,579	1,583,283